Note 7 - Long-term Debt	6 Months Ended
Jun. 30, 2026
Notes to Financial Statements
Long-Term Debt [Text Block]

7. Long-Term Debt

This consists of bank loans of the ship-owning companies guaranteed by Euroseas Ltd., as well as a sale and leaseback financing arrangement. Outstanding long-term debt as of December 31, 2025 and June 30, 2026 is as follows:

Borrower	December 31, 2025	June 30, 2026
Antwerp Shipping Ltd. / Busan Shipping Ltd. / Keelung Shipping Ltd. / Oakland Shipping Ltd.	28,750,000	26,250,000
Gregos Maritime Ltd.	18,300,000	17,150,000
Terataki Shipping Ltd.	18,000,000	16,400,000
Tender Soul Shipping Ltd.	23,954,298	23,166,769
Leonidas Shipping Ltd. / Dear Panel Shipping Ltd.	44,250,000	42,350,000
Monica Shipowners Ltd. / Stephania Shipping Ltd.	41,625,000	40,500,000
Pepi Shipping Ltd.	19,125,000	18,615,000
Symeon Shipping Ltd.	24,620,000	23,700,000
	218,624,298	208,131,769
Less: Current portion	(19,548,115)	(18,098,115)
Long-term portion	199,076,183	190,033,654
Deferred charges, current portion	396,183	396,183
Deferred charges, long-term portion	1,416,732	1,218,643
Long-term debt, current portion net of deferred charges	19,151,932	17,701,932
Long-term debt, long-term portion net of deferred charges	197,659,451	188,815,011

The future annual debt repayments are as follows:

To June 30:
2027	18,098,115
2028	33,973,115
2029	41,598,115
2030	35,273,115
2031	21,924,309
Thereafter	57,265,000
Total	208,131,769

Details of the loans are discussed in Note 9 of our consolidated financial statements for the year ended December 31, 2025 included in the 2025 Annual Report.

During the six months ended June 30, 2026 there were no changes in the Company’s financing agreements and related terms.

The Company’s bank loans are secured with one or more of the following:

●	first priority mortgage over the respective vessels on a joint and several basis.
●	first assignment of earnings and insurance.
●	a corporate guarantee of Euroseas Ltd.
●	a pledge of all the issued shares of each borrower.

The bank loan agreements also contain covenants such as minimum requirements regarding the security cover ratio covenant (the ratio of fair value of vessel to outstanding loan less cash in retention accounts), restrictions as to changes in management and ownership of the ship-owning companies, distribution of profits or assets (i.e. not permitting dividend payment or other distributions in cases that an event of default has occurred), additional indebtedness and mortgage of vessels without the lender’s prior consent, sale of vessels, maximum fleet-wide leverage, sale of capital stock of the Company’s subsidiaries, ability to make investments and other capital expenditures, entering in mergers or acquisitions, minimum cash balance requirements and minimum cash retention accounts (restricted cash). The loan agreements also require the Company to make deposits in retention accounts with certain banks that can only be used to pay the current loan installments. Minimum cash balance requirements are in addition to cash held in retention accounts.

These cash deposits amounted to $6,864,027 and $6,961,050 as of December 31, 2025 and June 30, 2026, respectively, and are included in "Restricted cash" under "Current assets" and "Long-term assets" in the unaudited condensed consolidated balance sheets. As of June 30, 2026, the Company satisfied all its debt covenants.

Interest expense, including loan fee amortization for the six-month periods ended June 30, 2025 and 2026 amounted to $7,877,401 and $5,683,352, respectively, after capitalized interest on vessels under construction was recorded for the six-month periods ended June 30, 2025 and 2026 of $115,788 and $nil, respectively.